Merger (Schedule of Acquired Impaired Loans) (Details) - FNBPA Bancorp, Inc [Member] $ in Thousands	Nov. 30, 2015 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually required principal and interest at acquisition	$ 2,488
Contractual cash flows not expected to be collected (nonaccretable discount)	(1,427)
Expected cash flows at acquisition	1,061
Interest component of expected cash flows (accretable discount)	(157)
Fair value of acquired loans	$ 904